Document and Entity Information	Jan. 30, 2026
Cover [Abstract]
Entity Registrant Name	POTLATCHDELTIC CORP
Amendment Flag	false
Entity Central Index Key	0001338749
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 30, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-32729
Entity Tax Identification Number	82-0156045
Entity Address, Address Line One	601 West First Avenue
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99201
City Area Code	(509)
Local Phone Number	835-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($1.00 par value)
Trading Symbol	PCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false